Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	AOCI Attributable to Parent [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Total
Balance at Mar. 31, 2020	$ 8,295,160	$ 0	$ 29,565,416	$ (5,525,964)	$ 34,530,755	$ 66,865,367
Net earnings	0	0	0	0	11,424,475	11,424,475
Net current period other comprehensive income	0	(11,187,841)	0	0	0	(11,187,841)
Grants of restricted stock	39,625	0	(89,625)	50,000	0	0
Paid in capital – restricted stock units	0	0	527,671	0	0	527,671
Repurchase of shares	0	0	0	(1,727,378)	0	(1,727,378)
Cash dividends	0	0	0	0	(562,318)	(562,318)
Balance at Mar. 31, 2021	8,334,785	(11,187,841)	30,003,462	(7,203,342)	45,392,912	65,339,976
Net earnings	0	0	0	0	14,066,322	14,066,322
Net current period other comprehensive income	0	919,332	0	0	0	919,332
Grants of restricted stock	10,190	0	(10,190)	0	0	0
Paid in capital – restricted stock units	0	0	449,089	0	0	449,089
Repurchase of shares	0	0	0	(537,855)	0	(537,855)
Cash dividends	0	0	0	0	(550,216)	(550,216)
Balance at Mar. 31, 2022	$ 8,344,975	$ (10,268,509)	$ 30,442,361	$ (7,741,197)	$ 58,909,018	$ 79,686,648